Schedule of Restricted Share Unit Activity (Details) - Restricted Share Unit Plan [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted share units, balance	7,192,586	253,333
Weighted-average exercise price, balance	$ 0.17	$ 0.71
Weighted-average remaining contractual life	4 years 2 months 23 days	4 years 8 months 23 days	4 years 5 months 15 days
Aggregate intrinsic value, balance
Number of restricted share units, granted	0	6,939,253	33,333
Weighted-average exercise price, granted		$ 0.15
Weighted-average remaining contractual life, granted		4 years 9 months 14 days
Number of restricted share units, forfeited	0	0	65,202
Weighted-average exercise price, forfeited
Number of restricted share units, balance	7,192,586	7,192,586	253,333
Weighted-average exercise price, balance	$ 0.17	$ 0.17	$ 0.71
Aggregate intrinsic value, balance